Other results (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Analysis of income and expense [abstract]
Interest income from financial instruments	$ 14,944	$ 8,423	$ 30,601	$ 19,506
Fair value gains of financial assets at FVPL	0	1,995	167	14,250
Finance income	14,944	10,418	30,768	33,756
Finance expense related to derivative financial instruments	(3,318)	(1,497)	(6,950)	(5,088)
Other finance expense	(6,191)	(2,474)	(10,804)	(18,955)
Adjustments for interest expense	(122)	(64)	(232)	(146)
Finance costs	(9,631)	(4,035)	(17,986)	(24,189)
Inflation adjustment	(1,403)	(794)	(4,272)	(2,663)
Other income (expense) from subsidiaries, jointly controlled entities and associates	$ 3,910	$ 5,589	$ 8,510	$ 6,904